Shareholders Equity - Summary of Share Capital (Detail) - Common shares [member]	12 Months Ended
Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	99.71%
Percentage of treasury shares	0.29%
Percentage of shares issued	100.00%
Total of shares	1,868,630,160
Treasury shares	5,440,772
Total	1,874,070,932
Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	62.46%
Total of shares	1,170,582,693
Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	35.90%
Total of shares	672,762,132
Board of directors and executive officers
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	1.35%
Total of shares	25,285,335